Trade Accounts Payable (Details) - Schedule of trade accounts payables - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)	S/ 523,175	S/ 506,798
Provision of contract costs (b)	508,448	400,418
Notes payable	5,390	5,610
Trade accounts payable	1,037,013	912,826
Current [Member]
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)	513,418	506,798
Provision of contract costs (b)	508,448	400,418
Notes payable	5,390	5,610
Trade accounts payable	1,027,256	912,826
Non-current [Member]
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)	9,757
Provision of contract costs (b)
Notes payable
Trade accounts payable	S/ 9,757